Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Plan assets [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	€ (2,622)	€ (2,556)	€ (2,399)
Total assets	2,622	2,556
Plan assets [member] | Investments quoted in active markets [member] | Equity instruments [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Total assets	828	802
Plan assets [member] | Investments quoted in active markets [member] | Debt Instruments [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Total assets	1,413	1,191
Plan assets [member] | Investments quoted in active markets [member] | Property [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Total assets	120	112
Plan assets [member] | Investments quoted in active markets [member] | Cash and cash equivalents [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Total assets	26	37
Plan assets [member] | Investments quoted in active markets [member] | Investment fund [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Total assets	95	148
Plan assets [member] | Unquoted investments [member] | Equity instruments [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Total assets	2	1
Plan assets [member] | Unquoted investments [member] | Debt Instruments [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Total assets	8	102
Plan assets [member] | Unquoted investments [member] | Property [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Total assets	92	120
Plan assets [member] | Unquoted investments [member] | Cash and cash equivalents [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Total assets	13	18
Plan assets [member] | Unquoted investments [member] | Assets held by insurance company [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Total assets	25	€ 25
Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(2,999)
Scheme liabilities	(2,999)
Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(2,878)
Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(3,129)
Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(3,067)
Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(2,934)
Retirement Benefit Obligations [member] | Actuarial Assumption of Life Expectancy, Increase by 1 Year [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(3,094)
Retirement Benefit Obligations [member] | Actuarial Assumption of Life Expectancy, Decrease by 1 Year [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(2,905)
Eurozone [member] | Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(1,384)
Eurozone [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(1,325)
Eurozone [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(1,448)
Eurozone [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(1,441)
Eurozone [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(1,330)
Eurozone [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Life Expectancy, Increase by 1 Year [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(1,430)
Eurozone [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Life Expectancy, Decrease by 1 Year [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(1,338)
Switzerland [member] | Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(819)
Switzerland [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(785)
Switzerland [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(856)
Switzerland [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(822)
Switzerland [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(816)
Switzerland [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Life Expectancy, Increase by 1 Year [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(846)
Switzerland [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Life Expectancy, Decrease by 1 Year [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(791)
United States and Canada [member] | Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(540)
United States and Canada [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(524)
United States and Canada [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(556)
United States and Canada [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(542)
United States and Canada [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(538)
United States and Canada [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Life Expectancy, Increase by 1 Year [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(555)
United States and Canada [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Life Expectancy, Decrease by 1 Year [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(527)
Other [member] | Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(256)
Other [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(244)
Other [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(269)
Other [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(262)
Other [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(250)
Other [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Life Expectancy, Increase by 1 Year [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	(263)
Other [member] | Retirement Benefit Obligations [member] | Actuarial Assumption of Life Expectancy, Decrease by 1 Year [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme liabilities	€ (249)